Loans and Other Financing (Tables)	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Summary of Exposure to Credit Risk
9.1.
Exposure to credit risk

	12/31/2019	12/31/2018
Total	225,967,540	281,563,524

Commercial	98,573,176	106,618,283
Consumer	127,394,364	174,945,241

Less: Allowance for ECL/impairment losses	(5,069,726)	(5,951,735)

	220,897,814	275,611,789

Summary of Impairment Allowance for Loans and Other Financing
9.2.
Impairment allowance for loans and other financing

	12/31/2019
Internal rating grade	Stage 1	Stage 2	Stage 3	Total	%
Performing	205,724,293	9,964,364		215,688,657	95.45%

High grade	172,513,230	112,709		172,625,939
Standard grade	17,030,782	1,575,674		18,606,456
Sub-standard grade	16,180,281	8,275,981		24,456,262

Past Due but not impaired	360,227	6,045,582		6,405,809	2.84%

Non- Performing (Impaired)			3,873,074	3,873,074	1.71%

Total	206,084,520	16,009,946	3,873,074	225,967,540	100%

	91.20%	7.09%	1.71%	100%

	12/31/2018
Internal rating grade	Stage 1	Stage 2	Stage 3	Total	%
Performing	242,391,780	25,603,704		267,995,484	95.18%

High grade	204,641,782	9,520,210		214,161,992
Standard grade	33,541,292	10,025,618		43,566,910
Sub-standard grade	4,208,706	6,057,876		10,266,582

Past Due but not impaired	1,231,774	7,046,307		8,278,081	2.95%

Non- Performing (Impaired)			5,289,959	5,289,959	1.87%

Total	243,623,554	32,650,011	5,289,959	281,563,524	100%

	86.53%	11.60%	1.87%	100%

Commercial [member]
Statement [LineItems]
Summary of Exposure to Credit Risk
The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end
stage classification. The amounts presented are gross of impairment allowances. Details of the Bank’s internal grading system are explained and policies on whether ECL allowances are calculated on an individual or collective basis are set out in note 51.

	12/31/2019
Internal rating grade	Stage 1 Individual	Stage 2 Individual	Stage 3	Total	%
Performing	94,035,693	2,127,100		96,162,793	97.55%

High grade	88,963,268	7,874		88,971,142
Standard grade	19,008	869,877		888,885
Sub-standard grade	5,053,417	1,249,349		6,302,766

Past Due but not impaired		1,020,315		1,020,315	1.04%

Non- Performing (Impaired)			1,390,068	1,390,068	1.41%

Total	94,035,693	3,147,415	1,390,068	98,573,176	100%

	95.40%	3.19%	1.41%	100%

	12/31/2018
Internal rating grade	Stage 1 Individual	Stage 2 Individual	Stage 3	Total	%
Performing	103,327,739	1,561,461		104,889,200	98.37%

High grade	86,670,205	384,375		87,054,580
Standard grade	16,372,650	683,862		17,056,512
Sub-standard grade	284,884	493,224		778,108

Past Due but not impaired

Non- Performing (Impaired)			1,729,083	1,729,083	1.63%

Total	103,327,739	1,561,461	1,729,083	106,618,283	100%

	96.91%	1.46%	1.63%	100%
An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to commercial lending is, as follows:

	Stage			Total
	1	2	3
Gross Carrying amount as at January 1, 2019	103,327,739	1,561,461	1,729,083	106,618,283
New assets originated or purchased	110,325,311	3,312,859		113,638,170
Assets derecognized or repaid	(81,066,720)	(1,192,392)	(1,272,953)	(83,532,065)
Transfers to Stage 1	393,965	(314,796)	(79,169)
Transfers to Stage 2	(917,752)	917,752
Transfers to Stage 3	(1,887,351)	(21,593)	1,908,944
Amounts Written Off		(173)	(90,660)	(90,833)
Monetary effects	(36,139,499)	(1,115,703)	(805,177)	(38,060,379)

At December 31, 2019	94,035,693	3,147,415	1,390,068	98,573,176

	Stage			Total
	1	2	3
Gross Carrying amount as at January 1, 2018	111,315,529	491,079	1,046,409	112,853,017
New assets originated or purchased	79,920,258	538,591		80,458,849
Assets derecognized or repaid	(40,336,332)	(221,881)	(279,951)	(40,838,164)
Transfers to Stage 1	46,783	3,127	(49,910)
Transfers to Stage 2	(1,364,792)	1,364,792
Transfers to Stage 3	(1,591,027)	(151,284)	1,742,311
Amounts Written Off			(134,497)	(134,497)
Monetary effects	(44,662,680)	(462,963)	(595,279)	(45,720,922)

At December 31, 2018	103,327,739	1,561,461	1,729,083	106,618,283

	Stage
	1	2	3	Total
ECL as at January 1, 2019	411,271	88,686	658,298	1,158,255
New assets originated or purchased	1,534,723	430,988		1,965,711
Assets derecognized or repaid	(302,022)	(64,628)	(461,569)	(828,219)
Transfers to Stage 1	56,143	(10,204)	(45,939)
Transfers to Stage 2	(12,622)	12,622
Transfers to Stage 3	(1,353,902)	(760)	1,354,662
Amounts Written Off		(4)	(39,457)	(39,461)
Monetary effects	(13,018)	(121,731)	(508,229)	(642,978)

At December 31, 2019	320,573	334,969	957,766	1,613,308

	Stage
	1	2	3	Total
ECL as at January 1, 2018	540,208	36,885	363,645	940,738
New assets originated or purchased	928,682	94,772		1,023,454
Assets derecognized or repaid	(194,955)	(14,857)	(62,338)	(272,150)
Transfers to Stage 1	1,111	37	(1,148)
Transfers to Stage 2	(14,725)	14,725
Transfers to Stage 3	(650,709)	(14,992)	665,701
Amounts Written Off			(90,001)	(90,001)
Monetary effects	(198,341)	(27,884)	(217,561)	(443,786)

At December 31, 2018	411,271	88,686	658,298	1,158,255

Consumer [member]
Statement [LineItems]
Summary of Exposure to Credit Risk
The table below shows the credit quality and the maximum exposure to credit risk based on the Bank’s internal credit rating system and year-end
stage classification. The amounts presented are gross of impairment allowances. Details of the Bank’s internal grading system and policies about whether ECL allowances are calculated on an individual or collective basis are set out in note 51.

	12/31/2019
Internal rating grade	Stage 1 Collective	Stage 2 Collective	Stage 3	Total	%
Performing	111,688,600	7,837,264		119,525,864	93.82%

High grade	83,549,962	104,835		83,654,797
Standard grade	17,011,774	705,797		17,717,571
Sub-standard grade	11,126,864	7,026,632		18,153,496

Past Due but not impaired	360,227	5,025,267		5,385,494	4.23%

Non- Performing (Impaired)			2,483,006	2,483,006	1.95%

Total	112,048,827	12,862,531	2,483,006	127,394,364	100%

	87.95%	10.10%	1.95%	100%

	12/31/2018
Internal rating grade	Stage 1 Collective	Stage 2 Collective	Stage 3	Total	%
Performing	139,064,041	24,042,243		163,106,284	93.23%

High grade	117,971,577	9,135,835		127,107,412
Standard grade	17,168,642	9,341,756		26,510,398
Sub-standard grade	3,923,822	5,564,652		9,488,474

Past Due but not impaired	1,231,774	7,046,307		8,278,081	4.73%

Non-Performing (Impaired)			3,560,876	3,560,876	2.04%

Total	140,295,815	31,088,550	3,560,876	174,945,241	100%

	80.19%	17.77%	2.04%	100%

An analysis of changes in the gross carrying amount and the corresponding ECL allowances in relation to consumer lending is, as follows:

	Stage
	1	2	3	Total
Gross carrying amount as of January 1, 2019	140,295,815	31,088,550	3,560,876	174,945,241
Net new assets originated or purchased	76,000,592	7,468,083		83,468,675
Assets derecognized or repaid	(52,430,227)	(14,428,356)	(1,211,898)	(68,070,481)
Transfers to Stage 1	11,012,532	(10,850,079)	(162,453)
Transfers to Stage 2	(6,002,443)	6,434,177	(431,734)
Transfers to Stage 3	(2,963,036)	(698,931)	3,661,967
Amounts Written Off	(237,915)	(687,580)	(1,614,977)	(2,540,472)
Monetary effects	(53,626,491)	(5,463,333)	(1,318,775)	(60,408,599)

As of December 31, 2019	112,048,827	12,862,531	2,483,006	127,394,364

	Stage
	1	2	3	Total
Gross carrying amount as of January 1, 2018	153,134,312	39,193,764	2,174,322	194,502,398
Net new assets originated or purchased	74,812,190	8,234,903		83,047,093
Assets derecognized or repaid	(20,457,415)	(11,035,978)	(1,179,538)	(32,672,931)
Transfers to Stage 1	(1,106,199)	1,238,039	(131,840)
Transfers to Stage 2	(9,739,156)	8,180,775	1,558,381
Transfers to Stage 3	(1,500,144)	(1,448,802)	2,948,946
Amounts Written Off	(141,622)	(282,158)	(595,816)	(1,019,596)
Monetary effects	(54,706,151)	(12,991,993)	(1,213,579)	(68,911,723)

As of December 31, 2018	140,295,815	31,088,550	3,560,876	174,945,241

	Stage
	1	2	3	Total
ECL as of January 1, 2019	1,191,301	1,911,332	1,690,847	4,793,480
Net new assets originated or purchased	1,816,147	647,721		2,463,868
Assets derecognized or repaid	14,670	(803,367)	(674,164)	(1,462,861)
Transfers to Stage 1	538,603	(467,359)	(71,244)
Transfers to Stage 2	(85,037)	242,466	(157,429)
Transfers to Stage 3	(1,404,504)	(73,973)	1,478,477
Amounts Written Off	(6,776)	(106,281)	(812,803)	(925,860)
Monetary effects	(917,068)	(263,392)	(231,749)	(1,412,209)

As of December 31, 2019	1,147,336	1,087,147	1,221,935	3,456,418

	Stage
	1	2	3	Total
ECL as at January 1, 2018	1,365,572	2,644,965	1,144,703	5,155,240
Net new assets originated or purchased	2,348,352	1,418,220		3,766,572
Assets derecognized or repaid	(338,071)	(1,451,503)	(91,832)	(1,881,406)
Transfers to Stage 1	(286,376)	289,103	(2,727)
Transfers to Stage 2	(101,006)	114,223	(13,217)
Transfers to Stage 3	(1,310,490)	(177,701)	1,488,191
Amounts Written Off	(71,706)	(160,325)	(241,382)	(473,413)
Monetary effects	(414,974)	(765,650)	(592,889)	(1,773,513)

As of December 31, 2018	1,191,301	1,911,332	1,690,847	4,793,480